                     SEI INSTITUTIONAL INTERNATIONAL TRUST

                          Emerging Markets Equity Fund
                        International Fixed Income Fund

                    Supplement Dated August 19, 2002 to the
                Class A Shares Prospectus Dated January 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

EMERGING MARKETS EQUITY FUND

The Board of Trustees of SEI Institutional International Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed Alliance Capital Management L.P. ("Alliance"), as an additional Sub-Adviser to the Trust's Emerging Markets Equity Fund. Alliance Capital was approved as a Sub-Adviser at the quarterly meeting of the Board of Trustees held on June 26, 2002 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on June 16, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Alliance, the Trustees received written and oral information from both SIMC and Alliance. SIMC recommended the selection of Alliance and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Alliance and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Alliance, the Trustees carefully evaluated:
(1) the nature and quality of the services expected to be rendered to the Emerging Markets Equity Fund; (2) the distinct investment objective and policies of the Emerging Markets Equity Fund; (3) the history, reputation, qualification and background of Alliance's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Alliance, including any benefits to be received by Alliance or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Alliance relating to the Emerging Markets Equity Fund, Alliance makes investment decisions for the assets of the Emerging Markets Equity Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Emerging Markets Equity Fund's investment programs with respect to these assets. Alliance is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Emerging Markets Equity Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until June 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act).

Listed below are the names and principal occupations of the directors and principal executive officer of Alliance. The address of Alliance and the principal business address of such individuals, as it relates to their respective positions at Alliance, is 1345 Avenue of the Americas, New York, New York 10105.

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
David R. Brewer, Jr.                                Sr. Vice President & General Counsel
------------------------------------------------------------------------------------------------------
Bruce W. Calvert                                    Chairman & CEO
------------------------------------------------------------------------------------------------------
Kathleen A. Corbet                                  Executive Vice President & Director
------------------------------------------------------------------------------------------------------
Alfred Harrison                                     Vice Chairman
------------------------------------------------------------------------------------------------------
Richard Hertog                                      Vice Chairman
------------------------------------------------------------------------------------------------------
Christopher Condron                                 Director
------------------------------------------------------------------------------------------------------
Gerald M. Lieberman                                 Executive VP, Finance and Operations Director
------------------------------------------------------------------------------------------------------
Lewis A. Sanders                                    Vice Chairman & CIO
------------------------------------------------------------------------------------------------------
Dave H. Williams                                    Chairman Emeritus
------------------------------------------------------------------------------------------------------

Alliance is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA
Financial, Inc. ("AXA Financial") is the general partner. Alliance Capital Management Holding L.P. ("Alliance Holding") owns approximately 30% of the outstanding units of limited partnership interest in Alliance ("Alliance Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of September 30, 2001, AXA Financial, together with ACMC and certain of its wholly-owned subsidiaries, beneficially owned approximately 2% of the outstanding Alliance Units representing an approximate 53% economic interest in Alliance. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French insurance holding company.

SIMC will pay Alliance a fee based on a percentage of the average daily value of the assets of the Emerging Markets Equity Fund assigned to Alliance.

In connection with the appointment of Alliance as Sub-Adviser to the Emerging Markets Equity Fund, the "Sub-Advisers" Section on page 15 of the Prospectus is amended by inserting the following paragraph relating to Alliance:

ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A committee of investment professionals at Alliance manages a portion of the assets of the Emerging Markets Equity Fund.

                      ------------------------------------

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, voted to terminate Schroder Investment North America Inc. ("Schroders") as a Sub-Adviser to the Emerging Markets Equity Fund at the Meeting of the Board of Trustees held on June 26, 2002. The Board determined to terminate Schroders based on turnover of several key investment staff in the Schroders' emerging market equity team and an analysis of performance presented to the Board by SIMC. This termination does not require shareholder approval.

                      ------------------------------------

INTERNATIONAL FIXED INCOME FUND

The "Sub-Advisers" Section on page 32 of the Prospectus is amended by deleting the paragraph relating to Fischer Francis Trees & Watts, Inc. and inserting the following paragraph:

FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES: Fischer Francis Trees & Watts, Inc., a New York corporation located at 200 Park Avenue, 46th Floor, New York, New York 10166, and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") serve as Sub-Adviser to the International Fixed Income Fund. FFTW's Investment Strategy Group is responsible for determining the investment strategy of the International Fixed Income Fund. Richard Williams, Portfolio Manager and Managing Director of FFTW, serves as portfolio manager for the International Fixed Income Fund.
Mr. Williams joined FFTW in 1995 and has 8 years of investment experience.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                     SEI INSTITUTIONAL INTERNATIONAL TRUST

                          Emerging Markets Equity Fund

                    Supplement Dated August 19, 2002 to the
                Class Y Shares Prospectus Dated January 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS Y SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

EMERGING MARKETS EQUITY FUND

The Board of Trustees of SEI Insurance Products Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed Alliance Capital Management L.P. ("Alliance"), as an additional Sub-Adviser to the Trust's Emerging Markets Equity Fund. Alliance Capital was approved as a Sub-Adviser at the quarterly meeting of the Board of Trustees held on June 26, 2002 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on June 16, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Alliance, the Trustees received written and oral information from both SIMC and Alliance. SIMC recommended the selection of Alliance and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Alliance and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Alliance, the Trustees carefully evaluated:
(1) the nature and quality of the services expected to be rendered to the Emerging Markets Equity Fund; (2) the distinct investment objective and policies of the Emerging Markets Equity Fund; (3) the history, reputation, qualification and background of Alliance's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Alliance, including any benefits to be received by Alliance or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Alliance relating to the Emerging Markets Equity Fund, Alliance makes investment decisions for the assets of the Emerging Markets Equity Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Emerging Markets Equity Fund's investment programs with respect to these assets. Alliance is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Emerging Markets Equity Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until June 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act).

Listed below are the names and principal occupations of the directors and principal executive officer of Alliance. The address of Alliance and the principal business address of such individuals, as it relates to their respective positions at Alliance, is 1345 Avenue of the Americas, New York, New York 10105.

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
David R. Brewer, Jr.                                Sr. Vice President & General Counsel
------------------------------------------------------------------------------------------------------
Bruce W. Calvert                                    Chairman & CEO
------------------------------------------------------------------------------------------------------
Kathleen A. Corbet                                  Executive Vice President & Director
------------------------------------------------------------------------------------------------------
Alfred Harrison                                     Vice Chairman
------------------------------------------------------------------------------------------------------
Richard Hertog                                      Vice Chairman
------------------------------------------------------------------------------------------------------
Christopher Condron                                 Director
------------------------------------------------------------------------------------------------------
Gerald M. Lieberman                                 Executive VP, Finance and Operations Director
------------------------------------------------------------------------------------------------------
Lewis A. Sanders                                    Vice Chairman & CIO
------------------------------------------------------------------------------------------------------
Dave H. Williams                                    Chairman Emeritus
------------------------------------------------------------------------------------------------------

Alliance is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA
Financial, Inc. ("AXA Financial") is the general partner. Alliance Capital Management Holding L.P. ("Alliance Holding") owns approximately 30% of the outstanding units of limited partnership interest in Alliance ("Alliance Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of September 30, 2001, AXA Financial, together with ACMC and certain of its wholly-owned subsidiaries, beneficially owned approximately 2% of the outstanding Alliance Units representing an approximate 53% economic interest in Alliance. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French insurance holding company.

SIMC will pay Alliance a fee based on a percentage of the average daily value of the assets of the Emerging Markets Equity Fund assigned to Alliance.

In connection with the appointment of Alliance as Sub-Adviser to the Emerging Markets Equity Fund, the "Sub-Advisers" Section on page 5 of the Prospectus is amended by inserting the following paragraph relating to Alliance:

ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A committee of investment professionals at Alliance manages a portion of the assets of the Emerging Markets Equity Fund.

                      ------------------------------------

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, voted to terminate Schroder Investment North America Inc. ("Schroders") as a Sub-Adviser to the Emerging Markets Equity Fund at the Meeting of the Board of Trustees held on June 26, 2002. The Board determined to terminate Schroders based on turnover of several key investment staff in the Schroders' emerging markets equity team and an analysis of performance as presented to the Board by SIMC. This termination does not require shareholder approval.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE